Fair Value Measurements, Quantitative Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Impaired loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	$ 290		$ 588
Impaired loans [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Appraisal of collateral	[1]	Appraisal of collateral	[1]
Unobservable Input	Appraisal adjustments	[2]	Appraisal adjustments	[2]
Impaired loans [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	8.00%		8.00%
Impaired loans [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	9.00%		58.00%
Impaired loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	8.00%		31.00%
Other real estate owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	$ 574		$ 170
Other real estate owned [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Appraisal of collateral	[1]	Appraisal of collateral	[1]
Unobservable Input	Appraisal adjustments	[2]	Appraisal adjustments	[2]
Other real estate owned [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	5.00%		8.00%
Other real estate owned [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	33.00%		29.00%
Other real estate owned [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	18.00%		17.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.